Bank Borrowings	12 Months Ended
Dec. 31, 2025
Bank Borrowings [Abstract]]
Bank Borrowings
10.	Bank Borrowings

Bank borrowings consist of the following:

	As of December 31,
	2025	2024
Short-term bank borrowings	395,087,735	375,996,175
Long-term bank borrowings due within one year	-	5,266,370
Total bank borrowings, current	395,087,735	381,262,545

	As of December 31,
	2025	2024
Long-term bank borrowings	-	5,266,370
Less: Long-term bank borrowings due within one year	-	(5,266,370)
Total bank borrowings, non-current	-	-

The Company entered into RMB denominated credit facility agreements with commercial banks in the PRC, which allow the Company to draw down borrowings up to RMB715,000,000 as of December 31, 2025. As of December 31, 2025, the unused credit limit under credit facility agreements was RMB321,125,256.

Certain credit facilities contain covenant to meet the financial performance, if the Company fail to comply with these covenants and is not able to obtain covenant waivers or modifications, the banks could accelerate the indebtedness. As of and for the year ended December 31, 2025 and 2024, the Company was in compliance with these financial covenants.

As of December 31, 2025 and 2024, the outstanding short-term bank borrowings under credit facility agreements bore interest rates ranging from 2.00% to 4.50% and 2.40% to 4.20% per annum, respectively.

As of December 31 2024, the outstanding long-term bank borrowings under credit facility agreements bore interest rates ranging from 4.20% to 4.60% per annum.